Summary of Significant Accounting Policies (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Mar. 31, 2015	Mar. 31, 2014
Summary of Significant Accounting Policies [Line Items]
ARO - beginning of period	$ 459,294	$ 0	$ 0	$ 0
Additions	0	0	459,294	0
Deletions	(15,190)	0
Accretion expense	23,906	0
ARO - end of period	468,010	0	459,294	0
Less current portion	173,878	0	163,389	0
ARO - end of period	$ 294,132	$ 0	$ 295,905	$ 0